Share Capital - Summary of Issued Share Capital (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 01, 2024 shares
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000
Increase (decrease) through other changes, equity	$ 0
RSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	(72,000)		(97,000)
PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ (54,000)
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	100,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	$ 100,000
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	99,305,100	99,305,100	95,415,248	95,415,248
Stock issued during period shares business combination (in shares) | shares			3,449,103	3,449,103
Exercise of stock options (in shares) | shares	52,632	52,632
Ending balance (in shares) | shares	96,867,123	96,867,123	99,305,100	99,305,100
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000
Issuance of Multiple Voting Shares from exercise of stock options	$ 178,000
Increase (decrease) through other changes, equity	(482,000)
Share capital | DSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 620,000
Share capital | RSUs
Disclosure of classes of share capital [line items]
Issued (in shares) | shares	84,470	84,470	69,840	69,840
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 197,000		$ 169,000
Share capital | PSUs
Disclosure of classes of share capital [line items]
Issued (in shares) | shares			23,812	23,812
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ 222,000
Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	92,030,852	92,030,852	88,141,000	88,141,000
Shares purchased for cancellation (in shares) | shares	(3,226,902)	(3,226,902)	205,483	205,483
Stock purchased for settlement of RSUs (in shares) | shares	(84,470)	(84,470)	69,840	69,840
Delivery of shares upon settlement of RSUs (in shares) | shares	84,470	84,470	69,840	69,840
Issuance of shares upon settlement of PSUs (in shares) | shares			23,812	23,812
Ending balance (in shares) | shares	89,540,243	89,540,243	92,030,852	92,030,852
Beginning balance	$ 311,861,000		$ 307,585,000
Shares purchased for cancellation	(10,919,000)		717,000
Shares purchased for settlement of RSUs	(286,000)		244,000
Delivery of shares upon settlement of RSUs	$ 197,000		169,000
Issuance of shares upon settlement of PSUs			222,000
ifrs-full_ReductionOfIssuedCapital, shares | shares	142,318	142,318
Reduction of issued capital	$ 482,000
Ending balance	$ 302,957,000		$ 311,861,000
Share capital | Subordinate Voting Shares | DSUs
Disclosure of classes of share capital [line items]
Issued (in shares) | shares	256,191	256,191
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 620,000
Share capital | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	7,274,248	7,274,248	7,274,248	7,274,248
Exercise of stock options (in shares) | shares	52,632	52,632
Ending balance (in shares) | shares	7,326,880	7,326,880	7,274,248	7,274,248
Beginning balance	$ 4,824,000		$ 4,824,000
Issuance of Multiple Voting Shares from exercise of stock options	178,000
Ending balance	5,002,000		4,824,000
Issuance of subordinate voting shares from exercise of stock options	178,000
Contributed surplus | RSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	(269,000)		(266,000)
Contributed surplus | PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs			(521,000)
Contributed surplus | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	(78,000)
Contributed surplus | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	78,000
Datum Consulting Group, LLC (b) | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Equity interest issued or issuable	$ 1,966,000,000	$ 1,438	$ 1,971,000,000	$ 1,438
Datum Consulting Group, LLC (b) | Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares	622,420	622,420	622,420	622,420
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition	$ 1,966,000		$ 1,971,000
XRM Vision Inc. (a) | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares					1,724,553
XRM Vision Inc. (a) | Subordinate Voting Shares | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares	1,532,936	1,532,936			1,724,553
Remaining NumberOfInstrumentsOrInterestsIssuedOrIssuable | shares	1,149,702	1,149,702
XRM Vision Inc. (a) | Share capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 5,750,000
XRM Vision Inc. (a) | Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares			3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000